Other income, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Other income
Other income	€ 2,018	€ 2,062	€ 2,021
Foreign exchange gains, net		65
Subleasing income	0	0	478
Total other income	2,018	2,127	2,499
Other expenses
Foreign exchange losses, net	(510)		(704)
Other operational expenses	(2,307)	(1,482)	(800)
Total other expenses	(2,817)	(1,482)	(1,504)
Other income, net	€ (799)	€ 645	€ 995